Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effective rate of income tax (percentage)	17.60%	14.50%	15.90%	12.00%
U.K. statutory tax rate (percentage)			19.00%
Income tax benefit	$ 7,865	$ 4,598	$ 18,582	$ 11,294
Deferred tax asset	$ 410		$ 410		$ 410